Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party
Total Fidelis MGU commissions	$ 87.1	$ 97.3	$ 236.1	$ 249.0